STOCK-BASED AWARDS (Tables)	12 Months Ended
Feb. 23, 2013
Assumptions Related to Valuation of Company's LTIP/Stock Options

The Company used the Black Scholes option pricing model to estimate the fair value of the options at grant date based upon the following assumptions:

2013
Dividend yield	1.0 – 2.1%
Volatility rate	42.3 – 61.2%
Risk-free interest rate	0.4 – 0.6%
Expected option life	4.5 – 6.0 years

Stock Options Granted, Exercised and Outstanding

Stock options granted, exercised and outstanding consisted of the following:

	Shares Under Option (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value (In thousands)
Outstanding, February 25, 2012	18,413	$28.90
Granted	9,370	2.54
Exercised	(9)	2.28
Canceled and forfeited	(5,528)	23.32

Outstanding, February 23, 2013	22,246	$19.20	4.63	$10,402

Vested and expected to vest in the future as of February 23, 2013	21,001	$20.15	4.34	$9,117
Exercisable as of February 23, 2013	13,242	$29.73	1.69	$113

Restricted Stock Awards Activities

Restricted stock award activity consisted of the following:

	Restricted Stock (In thousands)	Weighted Average Grant-Date Fair Value
Outstanding, February 25, 2012	444	$17.96
Granted	1,482	6.05
Lapsed	(220)	10.03
Canceled and forfeited	(263)	10.19

Outstanding, February 23, 2013	1,443	$7.83

Components of Pre-Tax Stock-Based Compensation Expense and Related Tax Benefits

The components of pre-tax stock-based compensation expense (included primarily in Selling and administrative expenses in the Consolidated Statements of Operations) and related tax benefits were as follows:

	2013	2012	2011
Stock-based compensation	$13	$13	$14
Income tax benefits	(5)	(5)	(5)

Stock-based compensation (net of tax)	$8	$8	$9

2013 LTIP [Member]
Assumptions Related to Valuation of Company's LTIP/Stock Options	The assumptions related to the valuation of the Company’s 2013 LTIP consisted of the following:

2013
Dividend yield	4.1%
Volatility rate	45.8%
Risk-free interest rate	0.4%
Expected life	3.0 years

2012 LTIP [Member]
Assumptions Related to Valuation of Company's LTIP/Stock Options
The significant assumptions relating to the valuation of the Company’s LTIP performance awards consisted of the following:

2012
Dividend yield	0.0 – 4.6%
Volatility rate	47.0 – 51.6%
Risk-free interest rate	0.2 – 1.2%
Expected life	1.2 – 3.1 years